Other non-financial assets — current	12 Months Ended
Jun. 30, 2026
Other Non-financial Assets Current
Other non-financial assets — current	20. Other non-financial assets — current
	2026 USD	2025 USD
Formation expenses	526	–
Indirect taxes receivable	571,498	21,332
	572,024	21,332